Leases - Obligations and Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Non-current	$ 12,942	$ 9,968
Current	8,929	8,390
Total lease liabilities	21,871	18,358	$ 22,536
Other leases
Lease liabilities [abstract]
Non-current	12,942	9,968
Current	8,929	8,390
Total lease liabilities	21,871	$ 18,358
Later than one year and not later than two years
Lease liabilities [abstract]
Non-current	4,420
Later than one year and not later than two years | Other leases
Lease liabilities [abstract]
Non-current	4,420
Later than two years and not later than three years
Lease liabilities [abstract]
Non-current	2,930
Later than two years and not later than three years | Other leases
Lease liabilities [abstract]
Non-current	2,930
Later than three years and not later than four years
Lease liabilities [abstract]
Non-current	1,739
Later than three years and not later than four years | Other leases
Lease liabilities [abstract]
Non-current	1,739
Later than four years and not later than five years
Lease liabilities [abstract]
Non-current	1,506
Later than four years and not later than five years | Other leases
Lease liabilities [abstract]
Non-current	1,506
Later than five years
Lease liabilities [abstract]
Non-current	3,643
Later than five years | Other leases
Lease liabilities [abstract]
Non-current	$ 3,643